6. Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 62,225	$ 32,926
Sublease income	$ 45,000